Note 1 - Basis of Presentation	6 Months Ended
Jun. 30, 2020
Notes
Note 1 - Basis of Presentation	Note 1 – Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of 1st Franklin Financial Corporation and subsidiaries (the "Company") should be read in conjunction with the audited consolidated financial statements of the Company and notes thereto as of December 31, 2019 and for the year then ended included in the Company's 2019 Annual Report filed with the Securities and Exchange Commission.

In the opinion of Management of the Company, the accompanying unaudited condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the Company's consolidated financial position as of June 30, 2020 and December 31, 2019, its consolidated results of operations and comprehensive income for the three- and six-month periods ended June 30, 2020 and 2019 and its consolidated cash flows for the six months ended June 30, 2020 and 2019. While certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, the Company believes that the disclosures herein are adequate to make the information presented not misleading.

The Company’s financial condition and results of operations as of and for the three- and six-month periods ended June 30, 2020 are not necessarily indicative of the results to be expected for the full fiscal year or any other future period. The preparation of financial statements in accordance with GAAP requires Management to make estimates and assumptions that affect the reported amount of assets and liabilities at and as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

The computation of earnings per share is self-evident from the accompanying Condensed Consolidated Statements of Income and Retained Earnings (Unaudited). The Company has no dilutive securities outstanding.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported shown in the condensed consolidated statements of cash flows:

	June 30, 2020	June 30, 2019
Cash and Cash Equivalents	$56,795,213	$18,505,318
Restricted Cash	5,593,015	5,433,509
Total Cash, Cash Equivalents and Restricted Cash	$62,388,228	$23,938,827

Recent Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09 (“ASC 606”), “Revenue from Contracts with Customers”. Under the guidance, companies are required to recognize revenue when the seller satisfies a performance obligation, which would be when the buyer takes control of the good or service. The Company adopted this guidance using the “modified retrospective” method effective January 1, 2018; as such, the Company applied the guidance only to the most recent period presented in the financial statements. The Company categorizes its primary sources of revenue into three categories: (1) interest related revenues, (2) insurance related revenue and (3) revenue from contracts with customers.

•Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, “Receivables”.

•Insurance related revenues are subject to industry-specific guidance within the scope of ASC Topic 944, “Financial Services – Insurance” which remains unchanged.

•Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships. Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Other revenues, as a whole, are immaterial to total revenues. There was no change to previously reported amounts from the cumulative effect of the adoption of ASC 606. During the three months ended June 30, 2020 and 2019, the Company recognized interest related income of $52.5 million and $50.7 million, respectively, insurance related income of $11.9 million and $11.9 million, respectively, and other revenues of $.9 million and $1.5 million, respectively. During the six months ended June 30, 2020 and 2019, the Company recognized interest related income of $108.6 million and $100.4 million, respectively, insurance related income of $25.2 million and $23.8 million, respectively, and other revenues of $2.1 million and $2.7 million, respectively.

In February 2016, the FASB issued ASU 2016-02, “Leases Topic (842): Leases.” This ASU supersedes existing guidance on accounting for leases in Leases (Topic 840). The update requires disclosures regarding key information about leasing arrangements and requires all leases for a leasee to be recognized on the balance sheet as a right-of-use asset and a corresponding lease liability. For leases with a term of 12 months or less, a practical expedient is available whereby a lessee may elect, by class of underlying asset, not to recognize a right-of-use asset or lease liability. The Company adopted the new standard during the first quarter of 2019 using the modified retrospective transition method resulting in the recording of a right-to-use asset of $29.7 million on the balance sheet and a corresponding liability. Prior period amounts have not been adjusted and continue to be reported in accordance with the previous accounting guidance. The Company utilized the package of practical expedients allowing the Company to not reassess whether a contract is or contains a lease, lease classification and initial direct costs. As part of the adoption of the accounting standard, the Company elected to not recognize short-term leases on the condensed consolidated balance sheet. All non-lease components, such as common area maintenance, were excluded. See Note 5.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). This ASU amends existing guidance that requires an incurred loss impairment methodology that delays recognition until it is probable a loss has been incurred. The new guidance requires measurement and recognition of an allowance for credit losses that estimates expected credit losses and applies to financial assets measured at amortized cost including financing receivables, as well as net investments in leases recognized by a lessor, off-balance sheet credit exposures and reinsurance recoverables. The ASU is effective for annual and interim periods beginning after December 15, 2019. The Company adopted this guidance as of January 1, 2020 using the modified retrospective approach. Transition to the new ASU was through a cumulative-effect adjustment to beginning retained earnings as of January 1, 2020. The following table illustrates the impact of adopting ASU 2016-13 and details how outstanding loan balances have been reclassified as a result of changes made to our primary portfolio segments under CECL:

	January 1, 2020
Assets	As Reported Under ASC 326	Pre-ASC 326 Adoption	Impact of ASC 326 Adoption
	(in 000’s)	(in 000’s)	(in 000’s)
Loans:
Live Checks	$88,442	$-	$88,442
Premier Loans	85,252	-	85,252
Other Consumer Loans	563,560	-	563,560
Real Estate Loans	37,255	-	37,255
Sales Finance Contracts	70,019	-	70,019
Total Portfolio Level	-	844,528	(844,528)

Unearned Finance Charges	118,748	118,748	-
Unearned Insurance Premiums & Comm.	57,620	57,620	-
Allowance for Credit Losses	55,158	53,000	2,158
Total Net	$613,002	$615,160	$(2,158)

Equity:
Retained Earnings	$249,553	$251,711	$(2,158)

There have been no updates to other recent accounting pronouncements described in our 2019 Annual Report and no new pronouncements that Management believes would have a material impact on the Company.